WARRANT LIABILITY (Details 3) - Placement Agent Warrants [Member] - $ / shares		3 Months Ended
	Oct. 03, 2023	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Exercise price	$ 47.60	$ 47.60
Share price	$ 39.40	$ 4.20
Expected life	4 years 11 months 26 days	4 years 3 months 3 days
Expected volatility	100.70%	107.50%
Risk free interest rate	4.80%	4.40%
Dividend yield